Shareholders’ Equity (Details) - Schedule of Share Based Compensation - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 11, 2022	Jun. 22, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Abstract
Cost of Sales			$ 5,288	$ 28,577	$ 12,167	$ 37,102	$ 62,099	$ 7,940
Technology and development			13,386	32,962	26,772	32,962	59,734	19,226
Sales, general and administrative			130,793	351,672	268,795	1,312,657	$ 2,179,902	$ 3,860,686
Total	$ 200,000	$ 1,000,000	$ 149,467	$ 413,211	$ 307,734	$ 1,382,721